Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital Stock [Abstract]
Schedule of shares issued and outstanding
	Number of Common Shares	Amount
Balance, December 31, 2015	14,445,168	$121,413,777
Shares issued upon exercise of stock options (12(c))	1,069,434	3,217,125
Shares issued upon exercise of warrants (12(d))	17,806	69,443
Balance, December 31, 2016	15,532,408	$124,700,345
Shares issued upon exercise of stock options (12(c))	207,950	869,703
Shares issued upon exercise of warrants (12(d))	41,969	163,679
Balance, December 31, 2017	15,782,327	$125,733,727

Schedule of changes in stock options
Year ended December 31, 2017	Options	Weighted average exercise price
Balance, beginning of period	1,387,000	$2.37
Granted	476,000	7.20
Exercised	(207,950)	(2.50)
Forfeited, cancelled or expired	(52,923)	(8.58)
Balance, end of period	1,602,127	$3.58
Options exercisable, end of period	1,231,127	$2.50

Changes in the number of options outstanding during the years ended December 31, 2016 and 2015 are as follows:

Year ended December 31	2016		2015
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	2,277,126	$1.90	1,720,253	$2.12
Granted	265,025	6.16	644,070	2.65
Exercised	(1,069,434)	(1.72)	(23,350)	(1.42)
Forfeited, cancelled or expired	(85,717)	(9.59)	(63,847)	(15.60)
Balance, end of period	1,387,000	$2.37	2,277,126	$1.90
Options exercisable, end of period	1,387,000	$2.37	2,277,126	$1.90

Schedule of contractual life of options outstanding
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	270,000	5.35 years	$0.30	270,000
$0.31 - $1.00	25,332	0.80 years	$0.60	25,332
$1.01 - $3.00	608,020	4.44 years	$1.60	608,020
$3.01 - $5.00	61,500	2.90 years	$3.90	61,500
$5.01 - $10.00	636,375	4.54 years	$6.94	265,375
$10.01 - $12.75	900	0.05 years	$12.75	900
$0.30 - $12.75	1,602,127	4.51 years	$3.58	1,231,127

Schedule of fair value of the options using the Black-Scholes option pricing model
Years ended December 31:	2017	2016	2015
Expected option life	4.5 years	4.8–5.0 years	1.0–5.3 years
Risk free interest rate	1.71%	0.52%-0.67%	0.57%-0.92%
Dividend yield	nil	nil	nil
Expected volatility	80.44%	115.59%-117.56%	135.03%-171.07%

Schedule of changes in warrants outstanding
Year ended December 31	2017		2016		2015
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of period	941,969	$6.31	59,775	$2.20	-	$-
Granted	-	-	900,000	6.50	128,068	$2.20
Exercised	(41,969)	(2.20)	(17,806)	(2.20)	(68,293)	$(2.20)
Balance, end of period	900,000	$6.50	941,969	$6.31	59,775	$2.20
Warrants exercisable, end of period	900,000	$6.50	941,969	$6.31	59,775	$2.20

Schedule of fair value of the warrants issued using Black-Scholes pricing model
Years ended December 31	2016	2015
Expected option life	4.0 years	2.0 years
Risk-free interest rate	0.85%	0.63%
Dividend yield	nil	nil
Expected volatility	120.40%	133.93%

Schedule of calculation of basic and diluted earnings per share
Year ended December 31	2017	2016 - Restated	2015
Net income before discontinued operations	$0.74	$0.24	$0.12
Income from discontinued operations, net of tax	2.04	1.56	-
	$2.78	$1.80	$0.12

Year ended December 31	2017	2016 - Restated	2015
Net earnings before discontinued operations	$0.63	$0.21	$0.11
Earnings from discontinued operations, net of tax	1.76	1.35	-
	$2.39	$1.56	$0.11

Schedule of basic and diluted earnings per share
Year ended December 31	2017	2016 - Restated	2015
Net income before discontinued operations	$11,496,693	$3,624,323	$1,668,429
Net income from discontinued operations, net of tax	31,924,191	23,358,318	-
	$43,420,884	$26,982,641	$1,668,429

Year ended December 31	2017	2016	2015
Weighted average shares outstanding for basic earnings per share	15,636,853	15,002,005	13,461,609
Effects of dilution from:
Stock options	1,601,227	1,372,427	2,244,186
Warrants	900,000	941,969	59,775
Weighted average shares outstanding for diluted earnings per share	18,138,080	17,316,401	15,765,570